VIA EDGAR

June 19, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Peachtree Alternative Strategies Fund (“Fund”)

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment (the “Amendment”) to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). The Amendment is being filed as part of the annual update. Unfortunately, given the timing, the Fund’s financial statements for the fiscal year ended April 30th have not yet been completed. Nevertheless, given our time constraints, we have filed so that you can see the changes that we intend to make (other than including the actual updated financials). We understand that we will need to file an additional amendment. The Amendment has been tagged to indicate paragraphs that include changes made from the last amendment to the Fund’s registration statement filed on August 29, 2018.

If it would be helpful, we would be happy to provide a redlined comparison showing the differences between the prior registration statement and this Amendment.

Any assistance that you could provide in ensuring that the Fund has an effective registration statement by August 30, 2019 would be appreciated. If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182. Thank you.

Kind regards,

/s/ Edward C. Lawrence

Edward C. Lawrence